Earnings per Unit and Cash Distributions - Additional Information (Details)		3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 07, 2021 $ / shares shares	Jun. 30, 2026 $ / shares shares	Sep. 30, 2021 shares	Jun. 30, 2026 Vote $ / shares shares	Dec. 31, 2025 shares
Distribution Made to Limited Partner
Units conversion ratio			0.01
Number of general partner units outstanding		640,278		640,278	640,278
Series A Preferred Stock
Distribution Made to Limited Partner
Number of shares held				1,458,333
Potentially dilutive preferred units				3,541,666
Series A Convertible Preferred Units
Distribution Made to Limited Partner
Percentage of annual rate				8.00%
Common Units
Distribution Made to Limited Partner
Number of units in exchange of IDRs	673,080
Cash distributions paid in the period per unit | $ / shares	$ 0.52
Number of common units and subordinated units outstanding		33,660,342		33,660,342	33,660,342
Common Units | Public
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding		23,908,719		23,908,719
Common Units | KNOT
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding		9,661,255		9,661,255
Class B Unitholders
Distribution Made to Limited Partner
Number of units in exchange of IDRs	673,080
Units to be converted into common units for distribution that are at or above the distribution threshold			0.125
Number of units converted				420,675	420,675
Conversion price (in per unit)	673,080	0		252,405
Number of shares held				252,405
Potentially dilutive preferred units				252,405
Series A Preferred unit
Distribution Made to Limited Partner
Preferred units liquidation preference | $ / shares		$ 24		$ 24
Cash redemption rate as percentage of Issue Price, upon redemption eligibility date		100.00%		100.00%
Percentage of cash Issue Price				70.00%
Percentage of common unit Issue Price				80.00%
Aggregate issue price of outstanding				130.00%
Preferred units number of votes for each units | Vote				1
KNOT | Common Units | Limited Partner
Distribution Made to Limited Partner
Number of general partner units outstanding		90,368		90,368
KNOT | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest				28.70%
KNOT | Partnership | Limited Partner
Distribution Made to Limited Partner
Percentage of limited partner interest				0.30%
KNOT | Partnership | General Partner units
Distribution Made to Limited Partner
Percentage of general partner interest				1.85%
Number of general partner units outstanding		640,278		640,278
Public | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest				71.00%